PHX Merger - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Transaction price		$ 194,800,000			$ 194,800,000
Cash consideration						$ 4,350
Transaction costs				$ 7,400,000		7,400,000
Revenue	$ 29,077,000	21,117,000	$ 49,901,000		20,284,000	67,595,000	$ 9,450,000
Direct operating expense	$ 30,418,000	$ 17,747,000	$ 46,656,000		$ 23,260,000	$ 50,788,000	$ 18,300,000
PH Merger
Business Combination [Line Items]
Revenue				14,700,000
Direct operating expense				$ 1,200,000